Leases	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Leases
15.	Leases

(1)	Group as a lessee

1)	Details of the right-of-use assets as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Right-of-use assets:
Land, buildings and structures	₩	1,379,422	1,376,721
Others		228,797	235,230

	₩	1,608,219	1,611,951

2)	Details of amounts recognized in the consolidated statements of income for the years ended December 31, 2024, 2023 and 2022 as a lessee are as follows:

(In millions of won)
	2024		2023	2022
Depreciation of right-of-use assets:
Land, buildings and structures	₩	343,161	346,931	346,499
Others(*)		64,177	63,101	57,295

	₩	407,338	410,032	403,794

Interest expense on lease liabilities	₩	50,631	46,595	29,996

(*)	Others include the amount reclassified as research and development expenses related to the lease contract for research and development facilities.
Expenses related to short-term leases and leases of
low-value
assets that the Group recognized are immaterial.

3)	The total cash outflows due to lease payments for the years ended December 31, 2024, 2023 and 2022 amounted to ₩465,119 million, ₩474,410 million and ₩449,196 million, respectively.

(2)	Group as a lessor

1)	Finance lease
The Group recognized interest income of ₩2,566 million, ₩800 million and ₩910 million on lease receivables for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2024.

(In millions of won)
	Amount
Less than 1 year	₩	12,695
1 ~ 2 years		4,012
2 ~ 3 years		2,544
3 ~ 4 years		1,411
4 ~ 5 years		391

Undiscounted lease payments	₩	21,053

Unrealized finance income	₩	464
Net investment in the lease		20,589

2)	Operating lease
The Group recognized lease income of ₩235,519 million, ₩235,988 million and ₩246,279 million for the years ended December 31, 2024, 2023 and 2022, respectively, of which variable lease payments received are ₩2,309 million, ₩2,694 million and ₩8,622 million, respectively.
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2024.

(In millions of won)
	Amount
Less than 1 year	₩	102,362
1 ~ 2 years		72,437
2 ~ 3 years		39,704
3 ~ 4 years		118
4 ~ 5 years		113
More than 5 years		2,250

	₩	216,984